Other Components of Equity - Schedule of Other Components of Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		$ (79,696)	$ (48,649)
Reclassified to consolidated statements of income				$ 375
Impact of translation difference		5,652	5,610	(6,250)
Impairment loss on available-for-sale financial assets				(2,436)
Other comprehensive loss due to translation of foreign operations		(8,031)	(13,934)	(1,153)
Movement in reserve, ending balance		(85,660)	(79,696)	(48,649)
Hedging Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance				(375)
Reclassified to consolidated statements of income				375
Movement in reserve, ending balance
Revaluation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		2,932	1,835	1,829
Gain recognized on revaluation of property and equipment			1,019
Impact of translation difference		(156)	78	6
Movement in reserve, ending balance		2,776	2,932	1,835
Available for Sale Fair Value Reserves
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		(18,449)	6,238	6,238
Impairment loss on available-for-sale financial assets		(1,860)	(24,687)
Movement in reserve, ending balance		(20,309)	(18,449)	6,238
Currency Translation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		(64,179)	(56,722)	(55,810)
Adoption of IFRS 9 (net of tax)			(34)
Other comprehensive loss due to translation of foreign operations	[1]	(3,948)	(7,423)	(912)
Movement in reserve, ending balance		$ (68,127)	$ (64,179)	$ (56,722)

[1]	Includes movement in foreign currency translation reserves arising on account of deconsolidation of financial asset.